Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 0	$ 835
Derivative assets	0	2,362
Accrued liabilities	(72,241)	(74,753)
Current portion of derivative liabilities	(27,805)	(11,604)
Advances to affiliates		8,229
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	3	188
Current portion of derivative assets	0	795
Derivative assets	0	2,362
Accrued liabilities	(2,291)	(2,729)
Current portion of derivative liabilities	(8,817)	(6,875)
Derivative liabilities	(43,186)	(31,358)
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	0
Current portion of derivative assets	0
Derivative assets	0
Accrued liabilities	0
Current portion of derivative liabilities	(101)
Derivative liabilities	0
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	0	0
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities	(538)	(713)
Current portion of derivative liabilities	(18,887)	(4,729)
Derivative liabilities	(11,581)	(23,680)
Toledo Spirit time-charter derivative
Derivatives, Fair Value [Line Items]
Current portion of derivative assets		40
Derivative assets		0
Accrued liabilities		0
Current portion of derivative liabilities		0
Derivative liabilities		0
Advances to affiliates		1,021
Derivative
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	3
Current portion of derivative assets	0	835
Derivative assets	0	2,362
Accrued liabilities	(2,829)	(3,442)
Current portion of derivative liabilities	(27,805)	(11,604)
Derivative liabilities	$ (54,767)	(55,038)
Advances to affiliates		$ 1,209